FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Schedule of Disclosure of Foreign Currency Denominated Financial Assets and Liabilities Which Expose the Group to Currency Risk (Details) - Currency Risk - USD ($)
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 3,074,771	$ 6,094,084
Long-term debt and other debts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	119,019,843	35,000,000
Total Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	122,094,614	41,094,084
Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,334,652	34,192,889
Total Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 2,334,652	$ 34,192,889